Investments in Available-For-Sale Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Equity Method Investments [Line Items]
Reclassification to earnings	$ 345	$ 1,782	$ 11,553
Investment in available-for-sale-securities	$ 0	5,173
Accumulated other comprehensive loss		$ (445)
KLC and STX
Schedule Of Equity Method Investments [Line Items]
Investment held in shares	0	344,649
Available for sale securities	354,093
Consideration received for AFS securities sold	$ 5,303
Investment in available-for-sale-securities	0	$ 5,173
Korea Line Corporation (''KLC'')
Schedule Of Equity Method Investments [Line Items]
Reclassification to earnings	$ (345)	$ (1,783)	$ (11,553)